MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST          Two World Trade Center,
LETTER TO THE SHAREHOLDERS November 30, 1999            New York, New York 10048

DEAR SHAREHOLDER:

The twelve-month period ended November 30, 1999, proved to be a rewarding one for Morgan Stanley Dean Witter Mid-Cap Equity Trust. During this period, the Fund's Class B shares returned 115.82 percent, compared to 21.37 percent for the Standard & Poor's MidCap 400 Index (S&P MidCap) and 38.69 percent for the Lipper Mid Cap Fund Index. For the same period, the Fund's Class A, C and D shares returned 116.89 percent, 115.18 percent and 116.96 percent, respectively. (The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) The accompanying chart compares the Fund's performance to that of the S&P MidCap and Lipper indexes.

The Fund's outperformance relative to its benchmark indexes was attributable primarily to its heavy weighting in technology stocks, particularly Internet-related companies. On November 30, 1999, at 39.5 percent of net assets
- up from 26 percent a year ago - technology represented the Fund's largest sector weighting. Following close behind were business services at 25.2 percent and consumer staples with an 18.2 percent weighting as compared to 31 percent and 26 percent in 1998, respectively. Health care, representing 7.1 percent of net assets, remains the lowest weighted of the Fund's four core growth sectors, as a result of the lingering pricing pressure many of the health-care companies are facing.


PORTFOLIO STRATEGY

According to TCW Investment Management Company (formerly TCW Funds Management, Inc.), the Fund's sub-advisor, the strategy of the Fund remains unchanged: investing in what the sub-advisor believes to be rapidly growing companies whose earnings power is significantly underestimated by Wall Street consensus. During the fiscal year, TCW continued to position the Fund in what it believes are the fastest-growing

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
LETTER TO THE SHAREHOLDERS November 30, 1999, continued

sectors of the economy in an effort to minimize the effect of any macroeconomic slowdown. During this past year, the main investment theme continued to be seeking companies that were positioned to take advantage of the high-powered growth occurring in communications and data, driven mostly by the Internet. Instead of remaining just a personal-computer-dependent application, the Web has moved on to television and digital wireless telephony and a whole host of growth companies has arisen to facilitate this transition. Key holdings benefiting from this trend include Qualcomm, Gemstar International Group and JDS Uniphase. In addition, the Fund maintains an exposure to companies that have been successful at creating entirely new businesses on the Web, including Yahoo! and eBay, and in companies that are allowing their clients to use the Internet to improve their own business processes, such as Verisign, Vignette and Scient.

The Fund continues to hold quite a few older-line companies not related to the new economy. In the broadcast sector, the Fund maintains positions in Univision, the nation's leading Hispanic broadcaster, and Echostar, a satellite video provider. Both companies have ridden the wave of consumers looking for more choices in entertainment. In the health-care arena, the Fund owns Biogen and Genentech, which have been successful in developing new pharmaceuticals.

TCW continues to cast a wide net, looking for companies that have developed new processes or are changing the dynamics of an existing industry. It is here that the Fund seeks to add the most value for its shareholders, by identifying companies with the potential for exceeding Wall Street's growth estimates. As the true magnitude of the opportunity these companies face becomes more evident, other investors are expected to rush in to gain exposure, which could drive stock prices higher over time. This in a nutshell describes the Fund's investment process, a philosophy that the Fund's sub-advisor continued to follow regardless of the prevailing macroeconomic conditions.


LOOKING AHEAD

The past year has been a relatively stable one for the U.S. equity markets, particularly compared to the turmoil of 1998. Nevertheless, the phenomenon of a few stocks accounting for most of the gains in the major indexes while many laggards were left behind continued. TCW believes that one possible explanation for this trend is that many older companies are seeing their very franchises threatened by new technologies and new intermediaries who are using the Internet to change the rules of the game. As a result, investors are deciding not to pay for future earnings that may not exist. Instead, investors appear to prefer to invest money in companies that are expected to benefit from future change while avoiding those that may be threatened.

According to TCW, this theme of dramatic economic change is one on which the Fund seeks to capitalize. In other words, TCW seeks to identify companies that are driving change while avoiding those that may

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
LETTER TO THE SHAREHOLDERS November 30, 1999, continued

be negatively affected by it. As the pace of change accelerates, TCW anticipates that the market will reward companies that are creating the new economy while penalizing those that remain wedded to the old. Finally, while it is impossible to expect the same returns that the Fund has delivered over the past few years, TCW believes that attractive investment opportunities will arise in the years ahead.

We appreciate your ongoing support of Morgan Stanley Dean Witter Mid-Cap Equity Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                 /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                     MITCHELL M. MERIN
Chairman of the Board                      President

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
RESULTS OF ANNUAL MEETING

                                   * * * * *

On June 8, 1999, a special meeting of the Fund's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:
(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND
    AND MORGAN STANLEY DEAN WITTER ADVISORS INC.:

    For ..............   6,382,378
    Against ..........     138,571
    Abstain ..........     562,201

(2) APPROVAL OF A NEW SUB-ADVISORY AGREEMENT BETWEEN MORGAN STANLEY DEAN WITTER ADVISORS INC. AND TCW INVESTMENT MANAGEMENT COMPANY:

    For ..............   6,342,674
    Against ..........     158,865
    Abstain ..........     581,611

(3) ELECTION OF TRUSTEES: Michael Bozic

    For ..............   6,744,268
    Withheld .........     338,882

Charles A. Fiumefreddo

    For ..............   6,755,007
    Withheld .........     328,143

Edwin J. Garn

    For ..............   6,742,628
    Withheld .........     340,522

Wayne E. Hedien

    For ..............   6,751,717
    Withheld .........     331,433

Manuel H. Johnson

    For ..............   6,749,821
    Withheld .........     333,329

Michael E. Nugent

    For ..............   6,754,388
    Withheld .........     328,762

Philip J. Purcell

    For ..............   6,740,704
    Withheld .........     342,446

John L. Schroeder

    For ..............   6,743,435
    Withheld .........     339,715

Morgan Stanley Dean Witter Mid-Cap Equity Trust
Fund Performance November 30, 1999

          GROWTH OF $10,000 - CLASS B
          ($ in Thousands)

                Date           TOTAL       S&P Midcap IX     LIPPER
          ----------------------------------------------------------
          February 27, 1996   $10,000        $10,000        $10,000
          November 30, 1996   $10,920        $11,284        $11,192
          November 30, 1997   $10,850        $14,382        $12,974
          November 30, 1998   $15,460        $15,877        $13,451
          November 30, 1999   $23,165(3)     $19,270        $18,655



                ------------------------------------------------
                ---Fund     ---S&P Midcap IX(4)     ---Lipper(5)
                ------------------------------------------------


Past performance is not predictive of future returns. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                        CLASS B SHARES*
----------------------------------------------------------------
PERIOD ENDED 11/30/99
--------------------------
1 Year                             115.82%(1)        110.82%(2)
From Inception (2/27/96)            37.82%(1)         37.60%(2)


                       CLASS C SHARES++
----------------------------------------------------------------
PERIOD ENDED 11/30/99
--------------------------
1 Year                             115.18%(1)        114.18%(2)
From Inception (7/28/97)            61.34%(1)         61.34%(2)


                        CLASS A SHARES+
----------------------------------------------------------------
PERIOD ENDED 11/30/99
--------------------------
1 Year                             116.89%(1)        105.51%(2)
From Inception (7/28/97)            62.56%(1)         58.86%(2)


               CLASS D SHARES#
-----------------------------------------------
PERIOD ENDED 11/30/99
--------------------------
1 Year                             116.96%(1)
From Inception (7/28/97)            62.84%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of a 2% contingent deferred sales charge (CDSC), assuming a complete redemption on November 30, 1999.
(4) The Standard & Poor's Midcap index is a market-value weighted index, the performance of which is based on the average performance of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5)   The Lipper Mid Cap Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid Cap Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.
*     The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
+     The maximum front-end sales charge for Class A is 5.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
#     Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1999

   NUMBER OF
     SHARES                                                        VALUE
-----------------                                            ------------------
                    COMMON STOCKS (97.1%)
                    Accident & Health Insurance (0.6%)
175,000             AFLAC, Inc. ..........................   $    8,378,125
                                                             --------------
                    Advertising (1.9%)
 85,700             DoubleClick Inc.* ....................       13,712,000
225,000             Lamar Advertising Co. (Class A)*......       12,867,187
                                                             --------------
                                                                 26,579,187
                                                             --------------
                    Apparel (0.6%)
100,000             Gucci Group N.V. (Netherlands) .......        8,325,000
                                                             --------------
                    Auto Parts: O.E.M. (0.3%)
200,000             Gentex Corp.* ........................        3,725,000
                                                             --------------
                    Biotechnology (3.3%)
359,900             Biogen, Inc.* ........................       26,272,700
139,400             Genentech, Inc.* .....................       11,970,975
138,900             Gilead Sciences, Inc.* ...............        6,658,519
                                                             --------------
                                                                 44,902,194
                                                             --------------
                    Books/Magazines (0.0%)
 24,400             Playboy Enterprises, Inc. (Class B)* .          507,825
                                                             --------------
                    Broadcasting (5.0%)
359,737             Clear Channel Communications, Inc.* ..       28,913,861
116,100             Hispanic Broadcasting Corp.* .........        9,556,481
341,200             Univision Communications, Inc.
                      (Class A)* .........................       29,855,000
                                                             --------------
                                                                 68,325,342
                                                             --------------
                    Building Materials/DIY Chains (0.7%)
192,000             Lowe's Companies, Inc. ...............        9,564,000
                                                             --------------
                    Cable Television (3.5%)
279,100             Cablevision Systems Corp. (Class A)* .       19,135,794
429,700             EchoStar Communications Corp.
                      (Class A)* .........................       28,360,200
                                                             --------------
                                                                 47,495,994
                                                             --------------
                    Catalog/Specialty Distribution (2.4%)
295,200             Amazon.com, Inc.* ....................       25,092,000
186,900             Drugstore.com, Inc.* .................        7,849,800
                                                             --------------
                                                                 32,941,800
                                                             --------------
                    Clothing/Shoe/Accessory Stores (1.4%)
100,000             Ann Taylor Stores Corp.* .............        4,318,750
312,100             Talbot's, Inc. (The) .................       15,136,850
                                                             --------------
                                                                 19,455,600
                                                             --------------
                    Computer Communications (2.1%)
 32,800             Foundry Networks, Inc.* ..............        7,714,150
 78,600             Juniper Networks, Inc.* ..............       21,762,375
                                                             --------------
                                                                 29,476,525
                                                             --------------
                    Computer Software (8.0%)
 77,900             Citrix Systems, Inc.* ................        7,405,369
110,000             Mercury Interactive Corp.* ...........        9,123,125
 91,550             Phone.com, Inc.* .....................       13,228,975
411,000             Rational Software Corp.* .............       20,961,000
845,400             Siebel Systems, Inc.* ................       59,283,675
                                                             --------------
                                                                110,002,144
                                                             --------------
                    Computer/Video Chains (0.7%)
200,000             Circuit City Stores, Inc. - Circuit
                      City Group .........................        9,700,000
                                                             --------------
                    Diversified Commercial Services (4.7%)
324,325             Paychex, Inc. ........................       12,932,459
275,900             Scient Corp.* ........................       39,971,012
142,000             Viant Corp.* .........................       11,786,000
                                                             --------------
                                                                 64,689,471
                                                             --------------
                    Diversified Electronic Products (5.8%)
360,000             Gemstar International Group Ltd.
                      (Virgin Islands)* ..................       40,590,000
170,000             JDS Uniphase Corp.* ..................       38,876,875
                                                             --------------
                                                                 79,466,875
                                                             --------------

                    Diversified Financial Services (0.2%)
 35,000             Providian Financial Corp. ............        2,769,375
                                                             --------------
                    E.D.P. Peripherals (0.4%)
 66,100             Lexmark International Group, Inc.
                      (Class A)* .........................        5,486,300
                                                             --------------
                    Electronic Components (1.3%)
 75,000             Rambus Inc.* .........................        5,268,750
160,000             Solectron Corp.* .....................       13,180,000
                                                             --------------
                                                                 18,448,750
                                                             --------------
                    Electronic Production Equipment (0.5%)
116,000             Jabil Circuit, Inc.* .................        7,416,750
                                                             --------------
                    Engineering & Construction (0.9%)
312,400             Metromedia Fiber Network, Inc.
                      (Class A)* .........................       12,085,975
                                                             --------------
                    Generic Drugs (0.3%)
 86,200             Andrx Corp.* .........................        4,433,913
                                                             --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Mid-Cap Equity Trust
Portfolio of Investments November 30, 1999, continued




   NUMBER OF
     SHARES                                                         VALUE
----------------                                              ------------------
                    Internet Services (18.3%)
  130,500           Ariba Inc.* ...........................   $    23,522,625
  163,000           At Home Corp. (Series A)* .............         7,915,687
   21,900           Commerce One, Inc.* ...................         7,183,200
  151,400           Exodus Communications, Inc.* ..........        16,313,350
   41,400           Kana Communications, Inc.* ............         6,080,625
  209,500           Portal Software, Inc.* ................        24,511,500
  232,500           Starmedia Network Inc.* ...............         6,873,281
  267,200           VeriSign, Inc.* .......................        49,632,400
  205,500           Vignette Corp.* .......................        42,512,813
  315,915           Yahoo! Inc.* ..........................        67,250,406
                                                              ---------------
                                                                  251,795,887
                                                              ---------------
                    Investment Bankers/Brokers/
                      Services (3.0%)
1,374,300           E*TRADE Group, Inc.* ..................        41,229,000
                                                              ---------------
                    Investment Managers (1.2%)
  441,700           Price (T.) Rowe Associates, Inc. ......        15,873,594
                                                              ---------------
                    Life Insurance (1.0%)
  298,400           Hartford Life, Inc. (Class A) .........        13,353,400
                                                              ---------------
                    Medical Equipment &
                      Supplies (0.6%)
  103,700           VISX, Inc.* ...........................         8,043,231
                                                              ---------------
                    Medical Specialties (1.5%)
  200,000           Bard (C.R.), Inc. .....................        10,862,500
  136,700           Minimed, Inc.* ........................        10,004,731
                                                              ---------------
                                                                   20,867,231
                                                              ---------------
                    Mid-Sized Banks (0.2%)
  100,000           First Tennessee National Corp. ........         3,287,500
                                                              ---------------
                    Motor Vehicles (0.5%)
  115,000           Harley-Davidson, Inc. .................         7,015,000
                                                              ---------------
                    Movies/Entertainment (1.0%)
  250,000           Westwood One, Inc.* ...................        14,312,500
                                                              ---------------
                    Other Consumer Services (4.6%)
  295,300           eBay Inc.* ............................        48,724,500
  217,400           Homestore.Com Inc.* ...................        14,144,588
                                                              ---------------
                                                                   62,869,088
                                                              ---------------
                    Other Pharmaceuticals (0.8%)
  109,000           Sepracor, Inc.* .......................        10,573,000
                                                              ---------------
                    Other Specialty Stores (0.4%)
  187,500           Bed Bath & Beyond, Inc.* ..............         5,859,375
                                                              ---------------
                    Other Telecommunications (3.7%)
  307,600           AT&T Canada Inc. (Canada)* ............        11,573,450
  325,000           Broadwing Inc. ........................         9,465,625
  555,516           Global Crossing Ltd. (Bermuda)*........        24,164,946
  128,200           McLeodUSA, Inc. (Class A)* ............         5,512,600
                                                              ---------------
                                                                   50,716,621
                                                              ---------------


   NUMBER OF
     SHARES                                                         VALUE
-----------------                                             ------------------
                    Precision Instruments (0.4%)
  100,000           Waters Corp.* .........................   $     4,900,000
                                                              ---------------
                    Semiconductors (7.0%)
  394,400           Altera Corp.* .........................        21,248,300
  452,700           Maxim Integrated Products, Inc.*.......        36,329,175
  425,000           Xilinx, Inc.* .........................        38,010,938
                                                              ---------------
                                                                   95,588,413
                                                              ---------------
                    Services to the Health Industry (1.2%)
  135,000           Express Scripts, Inc. (Class A)* ......         6,851,250
  343,300           MedQuist Inc.* ........................         9,784,050
                                                              ---------------
                                                                   16,635,300
                                                              ---------------
                    Smaller Banks (0.6%)
  125,000           Zions Bancorporation ..................         8,062,500
                                                              ---------------
                    Telecommunications
                      Equipment (6.5%)
  450,500           American Tower Corp. (Class A)*........        11,769,313
  200,000           QUALCOMM Inc.* ........................        72,450,000
   25,000           Sycamore Networks Inc.* ...............         5,568,750
                                                              ---------------
                                                                   89,788,063
                                                              ---------------
                    TOTAL COMMON STOCKS
                    (Identified Cost $723,344,313).........     1,334,945,848
                                                              ---------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (2.7%)
              REPURCHASE AGREEMENT
$ 36,810      The Bank of New York 5.375%
              due 12/01/99 (dated 11/30/99;
              proceeds $36,815,163) (a)
              (Identified Cost $36,809,667)..........       36,809,667
                                                        --------------


TOTAL INVESTMENTS
(Identified Cost $760,153,980) (b).........        99.8%     1,371,755,515
OTHER ASSETS IN EXCESS OF
LIABILITIES ...............................         0.2          3,390,153
                                                  -----     --------------
NET ASSETS ................................       100.0%    $1,375,145,668
                                                  =====     --------------

--------------------------------
*       Non-income producing security.
(a) Collateralized by $37,078,056 U.S. Treasury Note 6.125% due 09/30/00 valued at $37,539,730.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $628,876,349 and the aggregate gross unrealized depreciation is $17,274,814, resulting in net unrealized appreciation of $611,601,535.


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1999

ASSETS:
Investments in securities, at value
  (identified cost $760,153,980) ..................................      $1,371,755,515
Receivable for:
   Shares of beneficial interest sold .............................           6,788,582
   Investments sold ...............................................             755,711
   Dividends ......................................................              41,731
Deferred organizational expenses ..................................              41,081
Prepaid expenses and other assets .................................             121,603
                                                                         --------------
   TOTAL ASSETS ...................................................       1,379,504,223
                                                                         ==============
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased ......................           2,629,665
   Plan of distribution fee .......................................             795,036
   Investment management fee ......................................             829,199
Accrued expenses and other payables ...............................             104,655
                                                                         --------------
   TOTAL LIABILITIES ..............................................           4,358,555
                                                                         --------------
   NET ASSETS .....................................................      $1,375,145,668
                                                                         ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................      $  743,256,860
Net unrealized appreciation .......................................         611,601,535
Accumulated undistributed net realized gain .......................          20,287,273
                                                                         --------------
   NET ASSETS .....................................................      $1,375,145,668
                                                                         ==============
CLASS A SHARES:
Net Assets ........................................................         $19,934,043
Shares Outstanding (unlimited authorized, $.01 par value) .........             589,256
   NET ASSET VALUE PER SHARE ......................................              $33.83
                                                                                 ======
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ................              $35.70
                                                                                 ======
CLASS B SHARES:
Net Assets ........................................................      $1,315,929,755
Shares Outstanding (unlimited authorized, $.01 par value) .........          39,445,753
   NET ASSET VALUE PER SHARE ......................................              $33.36
                                                                                 ======
CLASS C SHARES:
Net Assets ........................................................         $34,897,583
Shares Outstanding (unlimited authorized, $.01 par value) .........           1,049,821
   NET ASSET VALUE PER SHARE ......................................              $33.24
                                                                                 ======
CLASS D SHARES:
Net Assets ........................................................          $4,384,287
Shares Outstanding (unlimited authorized, $.01 par value) .........             129,081
   NET ASSET VALUE PER SHARE ......................................              $33.97
                                                                                 ======



                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended November 30, 1999


NET INVESTMENT LOSS:
INCOME
Interest ..................................................    $  1,334,422
Dividends (net of $6,000 foreign withholding tax) .........         534,042
                                                               ------------
   TOTAL INCOME ...........................................       1,868,464
                                                               ------------
EXPENSES
Plan of distribution fee (Class A shares) .................          16,178
Plan of distribution fee (Class B shares) .................       4,436,240
Plan of distribution fee (Class C shares) .................         109,805
Investment management fee .................................       3,257,327
Management fee ............................................       1,034,415
Investment advisory fee ...................................         689,610
Transfer agent fees and expenses ..........................         656,717
Shareholder reports and notices ...........................         154,252
Registration fees .........................................          92,140
Professional fees .........................................          69,781
Organizational expenses ...................................          33,034
Custodian fees ............................................          26,780
Trustees' fees and expenses ...............................          21,565
Other .....................................................          19,200
                                                               ------------
   TOTAL EXPENSES .........................................      10,617,044
                                                               ------------
   NET INVESTMENT LOSS ....................................      (8,748,580)
                                                               ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .........................................      44,590,626
Net change in unrealized appreciation .....................     422,052,427
                                                               ------------
   NET GAIN ...............................................     466,643,053
                                                               ------------
NET INCREASE ..............................................    $457,894,473
                                                               ============



                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS




                                                             FOR THE YEAR         FOR THE YEAR
                                                                ENDED                 ENDED
                                                          NOVEMBER 30, 1999     NOVEMBER 30, 1998
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................     $  (8,748,580)        $ (3,698,987)
Net realized gain ....................................        44,590,626           31,236,102
Net change in unrealized appreciation ................       422,052,427           37,809,903
                                                           ---------------       -------------
   NET INCREASE ......................................     $ 457,894,473           65,347,018
                                                           ---------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .......................................              (707)              -
Class B shares .......................................           (54,653)              -
Class C shares .......................................            (1,211)              -
Class D shares .......................................                (4)              -
                                                           ----------------      -------------
   TOTAL DISTRIBUTIONS ...............................           (56,575)              -
                                                           ---------------       -------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................       703,430,965          (26,033,572)
                                                           ---------------       -------------
   NET INCREASE ......................................     1,161,268,863           39,313,446
NET ASSETS:
Beginning of period ..................................       213,876,805          174,563,359
                                                           ---------------       -------------
   END OF PERIOD .....................................     $1,375,145,668        $213,876,805
                                                           ===============       =============

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Mid-Cap Equity Trust (the "Fund"), formerly TCW/DW Mid-Cap Equity Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities, including common stocks and securities convertible into common stock, issued by medium-sized companies. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or TCW Investment Management Company (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued

more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES - The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $165,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to a new Investment Management Agreement that took effect June 28, 1999, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the portion of net assets not exceeding $500 million and 0.725% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's Investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a new Sub-Advisory Agreement that took effect June 28, 1999 between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

Prior to June 28, 1999, pursuant to a Management Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Former Manager"), the Fund paid the Former Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Management Agreement, the Manager maintained certain of the Fund's books and records and furnished, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and paid the salaries of all personnel, including officers of the Fund who were employees of the Manager. The Manager also bore the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Prior to June 28, 1999, pursuant to an Investment Advisory Agreement with the current Sub-Advisor, the Fund paid an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund had retained the current Sub-Advisor to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The current Sub-Advisor obtained and evaluated such information and advice relating to the economy,

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued

securities markets, and specific securities as it considered necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the current Sub-Advisor paid the salaries of all personnel, including officers of the Fund, who were employees of the current Sub-Advisor.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued

sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $25,765,238 at November 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,082, $693,550 and $10,375, respectively and received $154,526 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 1999 aggregated $512,599,322 and $310,931,925, respectively.

For the year ended November 30, 1999, the Fund incurred brokerage commissions of $9,005 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $4,000.


5. FEDERAL INCOME TAX STATUS

As part of the Fund's acquisition of the assets of Morgan Stanley Dean Witter Mid-Cap Growth Fund ("Mid-Cap Growth"), the Fund obtained a net capital loss carryover of approximately $18,137,000 from Mid-Cap Growth. Utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations. During the year ended November 30, 1999, the Fund utilized

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued

approximately $7,851,000 of this carryover. At November 30, 1999, the Fund had a net capital loss carryover remaining of approximately $10,286,000 which will be available through November 30, 2005 to offset future capital gains to the extent provided by regulations.

As of November 30, 1999, the Fund had temporary book/tax differences attributable to unused capital loss carryover and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $8,748,580.

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                FOR THE YEAR                      FOR THE YEAR
                                                                    ENDED                            ENDED
                                                              NOVEMBER 30, 1999                NOVEMBER 30, 1998
                                                      --------------------------------- --------------------------------
                                                           SHARES           AMOUNT            SHARES          AMOUNT
                                                      --------------- -----------------  --------------- ----------------
CLASS A SHARES
Sold ................................................       634,895    $   17,175,647           70,760    $     975,219
Reinvestment of distributions .......................            23               593            -              -
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Growth Fund ........................................       137,952         3,450,632
Repurchased .........................................      (254,595)       (6,451,822)          (5,127)         (68,294)
                                                           --------    --------------           ------    -------------
Net increase - Class A ..............................       518,275        14,175,050           65,633          906,925
                                                           --------    --------------           ------    -------------
CLASS B SHARES
Sold ................................................    11,267,017       301,595,088        2,515,413       32,751,132
Reinvestment of distributions .......................         1,986            50,366            -              -
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Growth Fund ........................................    20,363,981       503,472,815
Repurchased .........................................    (5,905,022)     (145,463,060)      (4,871,632)     (60,224,693)
                                                         ----------    --------------       ----------    -------------
Net increase (decrease) - Class B ...................    25,727,962       659,655,209       (2,356,219)     (27,473,561)
                                                         ----------    --------------       ----------    -------------
CLASS C SHARES
Sold ................................................       849,493        22,720,952           41,665          574,086
Reinvestment of distributions .......................            44             1,113            -              -
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Growth Fund ........................................       264,929         6,532,755
Repurchased .........................................      (110,763)       (2,910,576)          (3,216)         (41,022)
                                                         ----------    --------------       ----------    -------------
Net increase - Class C ..............................     1,003,703        26,344,244           38,449          533,064
                                                         ----------    --------------       ----------    -------------
CLASS D SHARES
Sold ................................................       688,208        18,792,852            -              -
Reinvestment of distributions .......................             -                 4            -              -
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Growth Fund ........................................        11,712           294,460
Repurchased .........................................      (571,762)      (15,830,854)           -              -
                                                         ----------    --------------       ----------    -------------
Net increase - Class D ..............................       128,158         3,256,462             -             -
                                                         ----------    --------------       ----------    -------------
Net increase (decrease) in Fund .....................    27,378,098    $  703,430,965       (2,252,137)   $ (26,033,572)
                                                         ==========    ==============       ==========    =============

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued

7. ACQUISITION OF MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

On June 28, 1999, the Fund acquired all the net assets of the Morgan Stanley Dean Witter Mid-Cap Growth Fund ("Mid-Cap Growth") based on the respective valuations as of the close of business on June 25, 1999, pursuant to a plan of reorganization approved by the shareholders of Mid-Cap Growth on June 8, 1999. The acquisition was accomplished by a tax-free exchange of 137,952 Class A shares of the Fund at a net asset value of $25.02 per share for 223,982 Class A shares of Mid-Cap Growth; 20,363,981 Class B shares of the Fund at a net asset value of $24.73 per share for 33,262,962 Class B shares of Mid-Cap Growth; 264,929 Class C shares of the Fund at a net asset value of $24.66 per share for 431,232 Class C shares of Mid-Cap Growth; and 11,712 Class D shares of the Fund at a net asset value of $25.14 per share for 19,083 Class D shares of Mid-Cap Growth. The net assets of the Fund and Mid-Cap Growth immediately before the acquisition were $355,933,256 and $513,750,663, respectively, including unrealized appreciation of $102,903,526 for Mid-Cap Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $869,683,919.

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                            FOR THE PERIOD
                                                      FOR THE YEAR        FOR THE YEAR      JULY 28, 1997*
                                                         ENDED               ENDED              THROUGH
                                                   NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1997
------------------------------------------------------------------------------------------------------------
CLASS A SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............     $15.60                $10.88              $10.85
                                                      ------                ------              ------
Income (loss) from investment operations:
 Net investment loss ............................      (0.34)                (0.18)              (0.06)
 Net realized and unrealized gain ...............      18.57                  4.90                0.09
                                                      ------                ------              ------
Total income from investment operations .........      18.23                  4.72                0.03
                                                      ------                ------              ------
Net asset value, end of period ..................     $33.83(4)             $15.60              $10.88
                                                      ======                ======              ======
TOTAL RETURN+ ...................................     116.89 %               43.38 %              0.28 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................       1.23 %(3)             1.55 %(3)           1.55 %(2)
Net investment loss .............................      (0.93)%(3)            (1.40)%(3)          (1.46)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........    $19,934                $1,107                 $58
Portfolio turnover rate .........................         51 %                  52 %                49 %

-------------
 *  The date shares were first issued.
 # The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Includes the effect of a capital gain distribution of $0.004.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
FINANCIAL HIGHLIGHTS, continued



                                                                                                                FOR THE PERIOD
                                                                   FOR THE YEAR ENDED NOVEMBER 30             FEBRUARY 27, 1996*
                                                         ---------------------------------------------------       THROUGH
                                                               1999#              1998#          1997**#      NOVEMBER 30, 1996
                                                         ------------------ ------------------ ------------- -------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................            $5.46           $10.85          $10.92           $10.00
                                                                   ------           ------          ------           ------
Income (loss) from investment operations:
 Net investment loss ...................................            (0.42)           (0.26)          (0.22)           (0.13)
 Net realized and unrealized gain ......................            18.32             4.87            0.15             1.05
                                                                   ------           ------          ------           ------
Total income (loss) from investment operations .........            17.90             4.61           (0.07)            0.92
                                                                   ------           ------          ------           ------
Net asset value, end of period .........................           $33.36(4)        $15.46          $10.85           $10.92
                                                                   ======           ======          ======           ======
TOTAL RETURN+ ..........................................           115.82 %          42.49 %         (0.64)%           9.20 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................             1.74 %(3)        2.20 %(3)       2.29 %           2.28 %(2)
Net investment loss ....................................            (1.44)%(3)       (2.05)%(3)      (2.16)%          (1.79)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................       $1,315,930         $212,043        $174,412         $205,274
Portfolio turnover rate ................................               51 %             52 %            49 %             25 %(1)

--------------
 *    Commencement of operations.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 # The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)   Includes the effect of a capital gain distribution of $0.004.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Mid-Cap Equity Trust
Financial Highlights, continued



                                                                                            FOR THE PERIOD
                                                      FOR THE YEAR        FOR THE YEAR      JULY 28, 1997*
                                                         ENDED               ENDED              THROUGH
                                                   NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1997
                                                  ------------------- ------------------- ------------------
CLASS C SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............        $15.45               $10.85             $10.85
                                                         ------               ------             ------
Income (loss) from investment operations:
 Net investment loss ............................         (0.52)               (0.28)             (0.08)
 Net realized and unrealized gain ...............         18.31                 4.88               0.08
                                                         ------               ------             ------
Total income from investment operations .........         17.79                 4.60                  -
                                                         ------               ------             ------
Net asset value, end of period ..................        $33.24(4)            $15.45             $10.85
                                                         ======               ======             ======
TOTAL RETURN+ ...................................        115.18 %              42.27 %             0.09 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................          1.99 %(3)            2.30 %(3)          2.32 %(2)
Net investment loss .............................         (1.69)%(3)           (2.15)%(3)         (2.22)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $34,898                 $712                $83
Portfolio turnover rate .........................            51 %                 52 %               49 %

--------------
 *  The date shares were first issued.
 # The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Includes the effect of a capital gain distribution of $0.004.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Mid-Cap Equity Trust
Financial Highlights, continued



                                                                                            FOR THE PERIOD
                                                      FOR THE YEAR        FOR THE YEAR      JULY 28, 1997*
                                                         ENDED               ENDED              THROUGH
                                                   NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1997
------------------------------------------------------------------------------------------------------------
CLASS D SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............     $15.66               $10.89              $10.85
                                                      ------               ------              ------
Income (loss) from investment operations:
 Net investment loss ............................      (0.21)               (0.15)              (0.05)
 Net realized and unrealized gain ...............      18.52                 4.92                0.09
                                                      ------               ------              ------
Total income from investment operations .........      18.31                 4.77                0.04
                                                      ------               ------              ------
Net asset value, end of period ..................     $33.97(4)            $15.66              $10.89
                                                      ======               ======              ======
TOTAL RETURN+ ...................................     116.96 %              43.80 %              0.37 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................       0.99 %(3)            1.30 %(3)           1.30 %(2)
Net investment loss .............................      (0.69)%(3)           (1.15)%(3)          (1.19)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........     $4,384                  $15                 $10
Portfolio turnover rate .........................         51 %                 52 %                49 %

--------------
 *  The date shares were first issued.
 # The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Includes the effect of a capital gain distribution of $0.004.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Mid-Cap Equity Trust
Report of Independent Accountants

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Mid-Cap Equity Trust (the "Fund"), formerly TCW/DW Mid-Cap Equity Trust, at November 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
January 11, 2000



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                      1999 FEDERAL TAX NOTICE (unaudited)
During the year ended November 30, 1999, the Fund paid shareholders $.004 per share from long-term capital gains.
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TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Douglas S. Foreman
Vice President

Christopher J. Ainley
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


SUB-ADVISOR
TCW Investment Management Company
865 South Figueroa Street, Suite 1800
Los Angeles, CA 90017


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.



MORGAN STANLEY
DEAN WITTER
MID-CAP
EQUITY TRUST


[GRAPHIC OMITTED]


ANNUAL REPORT
NOVEMBER 30, 1999